(20) Commitments and Contingencies	3 Months Ended
Dec. 31, 2013
Notes
(20) Commitments and Contingencies

(20)         COMMITMENTS AND CONTINGENCIES

Legal Matters

Lazar Leybovich et al v. SecureAlert, Inc.  On March 29, 2012, Lazar Leybovich, Dovie Leybovich and Ben Leybovich filed a complaint in the 11th Circuit Court in and for Miami-Dade County, Florida alleging breach of contract with regard to certain Stock Redemption Agreements with the Company.  The complaint was subsequently withdrawn by the plaintiffs.  An amended complaint was filed by the plaintiffs on November 15, 2012. The Company believes these allegations are inaccurate and intend to defend the case vigorously. The Company has not accrued any potential loss as the probability of incurring a material loss is deemed remote by management, after consultation with legal counsel.

Larry C. Duggan v. Court Programs of Florida, Inc. and SecureAlert, Inc.  On March 26, 2012, Mr. Duggan filed a complaint in the 9th Circuit Court in and for Orange County, Florida alleging malicious prosecution, abuse of process and negligent infliction of emotional distress against us and our former subsidiary.  The case resulted from actions of a former agent of our former subsidiary.  The Company intends to defend this matter. The Company has not accrued any potential loss as the probability of incurring a material loss is deemed remote by management, after consultation with legal counsel.

Integratechs v. SecureAlert, Inc.  On March 14, 2013, Integratechs, Inc. filed a suit in the Fourth Judicial District Court of Utah County, claiming the Company breached a contract for computer services and intentionally interfered with its economic relations.  The Company believes the allegations are inaccurate and will defend the case vigorously. No accrual for a potential loss has been made as the Company believes the probability of incurring a material loss is remote.

Christopher P. Baker v. SecureAlert, Inc.  In February 2013, Mr. Baker filed suit against the Company in the Third Judicial District Court in and for Salt Lake County, State of Utah.  Mr. Baker asserts that the Company breached a 2006 consulting agreement with him and claims damages of not less than $210,000.  The Company disputes plaintiff’s claims and will defend the case vigorously.  No accrual for a potential loss has been made as the Company believes the probability of incurring a material loss is remote.

SecureAlert, Inc. v. STOP, LLC.  On December 17, 2013, the Company filed a claim in the United States District Court, District of Utah, Central Division against STOP, LLC seeking declaratory relief and other claims related to a Settlement Agreement entered into by and between the Company and STOP, effective January 29, 2010.  The complaint was filed under seal and is not publicly available.  The Company believes the relief sought in the case is warranted based on the language and intent of the parties and we will pursue the matter vigorously.